Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000008397 | 05969A105 | The Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008397 | 629209305 | NMI Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008397 | 65406E102 | Nicolet Bankshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008397 | 700658107 | Park National Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008397 | 318672706 | First Bancorp
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008398 | 05969A105 | The Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008398 | 629209305 | NMI Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008398 | 65406E102 | Nicolet Bankshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008398 | 700658107 | Park National Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008398 | 318672706 | First Bancorp
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008429 | 03770N101 | Apogee Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008429 | 687604108 | Oruka Therapeutics Inc
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008429 | 252828108 | Dianthus Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008429 | 29479A108 | Erasca, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008429 | 90184D100 | Twist Bioscience Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008430 | 03770N101 | Apogee Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008430 | 687604108 | Oruka Therapeutics Inc
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008430 | 252828108 | Dianthus Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008430 | 29479A108 | Erasca, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008430 | 90184D100 | Twist Bioscience Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008334 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008334 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008334 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008334 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008334 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008335 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008335 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008335 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008335 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008335 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008415 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008415 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000008415 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008415 | 00206R102 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008415 | 92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008416 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008416 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000008416 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008416 | 00206R102 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008416 | 92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008431 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000008431 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000008431 | 437076102 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008431 | 580135101 | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008431 | 872540109 | The TJX Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008432 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000008432 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000008432 | 437076102 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008432 | 580135101 | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008432 | 872540109 | The TJX Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008433 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008433 | 22160K105 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008433 | 191216100 | The Coca-Cola Co.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008433 | 742718109 | The Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008433 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008434 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008434 | 22160K105 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008434 | 191216100 | The Coca-Cola Co.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008434 | 742718109 | The Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008434 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008435 | 30233Q108 | ExxonMobil Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000008435 | 166764100 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008435 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008435 | 56585A102 | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008435 | 718546104 | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008436 | 30233Q108 | ExxonMobil Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000008436 | 166764100 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008436 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008436 | 56585A102 | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008436 | 718546104 | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008338 | 404280406 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008338 | 042068205 | ARM Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008338 | N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008338 | 780259305 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008338 | F92124100 | TotalEnergies S.E.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008338 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000008338 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000008338 | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008338 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008338 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008339 | 404280406 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008339 | 042068205 | ARM Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008339 | N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008339 | 780259305 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008339 | F92124100 | TotalEnergies S.E.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008339 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000008339 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000008339 | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008339 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008339 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008437 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008437 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008437 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008437 | 57636Q104 | MasterCard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008437 | 060505104 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008438 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008438 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008438 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008438 | 57636Q104 | MasterCard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008438 | 060505104 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008439 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008439 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000008439 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008439 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008439 | 58933Y105 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008440 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008440 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000008440 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008440 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008440 | 58933Y105 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008441 | 369604301 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008441 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008441 | 75513E101 | RTX Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008441 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008441 | 907818108 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008442 | 369604301 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008442 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008442 | 75513E101 | RTX Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008442 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008442 | 907818108 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008399 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000008399 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008399 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008399 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000008399 | 09857L108 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008400 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000008400 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008400 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008400 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000008400 | 09857L108 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008360 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000008360 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008360 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000008360 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008360 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008361 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000008361 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008361 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000008361 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008361 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008358 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008358 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008358 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008358 | 30233Q108 | ExxonMobil Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008358 | 458140100 | Intel Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008359 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008359 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008359 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008359 | 30233Q108 | ExxonMobil Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008359 | 458140100 | Intel Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008419 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008419 | 651639106 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008419 | 35671D857 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008419 | 824348106 | The Sherwin-Williams Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008419 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008420 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008420 | 651639106 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008420 | 35671D857 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008420 | 824348106 | The Sherwin-Williams Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008420 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008364 | 90138F102 | Twilio, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008364 | G87110105 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008364 | 231561101 | Curtiss-Wright Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008364 | 144285103 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008364 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008365 | 90138F102 | Twilio, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008365 | G87110105 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008365 | 231561101 | Curtiss-Wright Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008365 | 144285103 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008365 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008352 | 90138F102 | Twilio, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008352 | G87110105 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008352 | 231561101 | Curtiss-Wright Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008352 | 144285103 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008352 | 452327109 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008353 | 90138F102 | Twilio, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008353 | G87110105 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008353 | 231561101 | Curtiss-Wright Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008353 | 144285103 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008353 | 452327109 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008362 | 912008109 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008362 | 759509102 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008362 | 87162W100 | TD SYNNEX Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008362 | 71377A103 | Performance Food Group Co.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008362 | 69047Q102 | Ovintiv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008363 | 912008109 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008363 | 759509102 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008363 | 87162W100 | TD SYNNEX Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008363 | 71377A103 | Performance Food Group Co.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008363 | 69047Q102 | Ovintiv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008356 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008356 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008356 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008356 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008356 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000008357 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008357 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008357 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008357 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008357 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012315 | G87110105 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012315 | 675232102 | Oceaneering International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012315 | 127203107 | Cactus, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012315 | 88642R109 | Tidewater, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012315 | 81617J301 | Select Energy Services, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012316 | G87110105 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012316 | 675232102 | Oceaneering International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012316 | 127203107 | Cactus, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012316 | 88642R109 | Tidewater, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012316 | 81617J301 | Select Energy Services, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008401 | 22663K107 | Crinetics Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008401 | 55287L101 | MBX Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008401 | 04650F101 | AtaiBeckley, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008401 | 24477V105 | Definium Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008401 | 03237H101 | Amylyx Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008402 | 22663K107 | Crinetics Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008402 | 55287L101 | MBX Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008402 | 04650F101 | AtaiBeckley, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008402 | 24477V105 | Definium Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008402 | 03237H101 | Amylyx Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008403 | 651639106 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000008403 | 008474108 | Agnico Eagle Mines, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000008403 | 06849F108 | Barrick Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008403 | 962879102 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000008403 | 351858105 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008404 | 651639106 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000008404 | 008474108 | Agnico Eagle Mines, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000008404 | 06849F108 | Barrick Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008404 | 962879102 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000008404 | 351858105 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008405 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008405 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008405 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008405 | 03027X100 | American Tower Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008405 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008406 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008406 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008406 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008406 | 03027X100 | American Tower Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008406 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008407 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000008407 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000008407 | 458140100 | Intel Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008407 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008407 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008408 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000008408 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000008408 | 458140100 | Intel Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008408 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008408 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008336 | 218352102 | Corcept Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008336 | 92552V100 | Viasat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008336 | 109641100 | Brinker International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008336 | 78377T107 | Ryman Hospitality Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008336 | 346375108 | FormFactor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008337 | 218352102 | Corcept Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008337 | 92552V100 | Viasat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008337 | 109641100 | Brinker International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008337 | 78377T107 | Ryman Hospitality Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008337 | 346375108 | FormFactor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008354 | 44812J104 | Hut 8 Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008354 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008354 | 902788108 | UMB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008354 | 23282W605 | Cytokinetics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008354 | 10950A106 | BrightSpring Health Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008355 | 44812J104 | Hut 8 Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008355 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008355 | 902788108 | UMB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008355 | 23282W605 | Cytokinetics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008355 | 10950A106 | BrightSpring Health Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008366 | 57667L107 | Match Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008366 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008366 | 143130102 | CarMax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008366 | 277432100 | Eastman Chemical Co.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008366 | 534187109 | Lincoln National Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008367 | 57667L107 | Match Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008367 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008367 | 143130102 | CarMax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008367 | 277432100 | Eastman Chemical Co.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008367 | 534187109 | Lincoln National Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008409 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000008409 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000008409 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008409 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008409 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008410 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000008410 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000008410 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008410 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008410 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008340 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008340 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008340 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008340 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008340 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008341 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008341 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008341 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008341 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008341 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057897 | 01609W102 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000057897 | 722304102 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000057897 | 64110W102 | NetEase, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000057897 | 47215P106 | JD.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000057897 | 07725L102 | BeOne Medicines, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000057897 | China
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000057898 | 01609W102 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000057898 | 722304102 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000057898 | 64110W102 | NetEase, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000057898 | 47215P106 | JD.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000057898 | 07725L102 | BeOne Medicines, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000057898 | China
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000008346 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008346 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008346 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000008346 | 38141G104 | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000008346 | 031162100 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008347 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008347 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008347 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000008347 | 38141G104 | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000008347 | 031162100 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000024060 | 01609W102 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000024060 | 722304102 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024060 | 874039100 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000024060 | 40415F101 | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024060 | 45104G104 | ICICI Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024060 | China
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000024060 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000024060 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024060 | India
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000024060 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000024061 | 01609W102 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000024061 | 722304102 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024061 | 874039100 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000024061 | 40415F101 | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024061 | 45104G104 | ICICI Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024061 | China
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000024061 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000024061 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024061 | India
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000024061 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034818 | 71654V101 | Petroleo Brasileiro S.A.
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000034818 | 91912E105 | Vale S.A.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000034818 | 465562106 | Itau Unibanco Holding S.A.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000034818 | 02390A101 | America Movil S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034818 | 059460303 | Banco Bradesco S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034818 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000034818 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000034818 | Chile
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000034818 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034818 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000034819 | 71654V101 | Petroleo Brasileiro S.A.
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000034819 | 91912E105 | Vale S.A.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000034819 | 465562106 | Itau Unibanco Holding S.A.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000034819 | 02390A101 | America Movil S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034819 | 059460303 | Banco Bradesco S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034819 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000034819 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000034819 | Chile
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000034819 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034819 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008342 | 90138F102 | Twilio, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008342 | G87110105 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008342 | 231561101 | Curtiss-Wright Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008342 | 144285103 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008342 | 452327109 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008343 | 90138F102 | Twilio, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008343 | G87110105 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008343 | 231561101 | Curtiss-Wright Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008343 | 144285103 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008343 | 452327109 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008348 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000008348 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008348 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008348 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008348 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008349 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000008349 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008349 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008349 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008349 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008344 | 92552V100 | Viasat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008344 | 44812J104 | Hut 8 Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008344 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008344 | 902788108 | UMB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008344 | 23282W605 | Cytokinetics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008345 | 92552V100 | Viasat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008345 | 44812J104 | Hut 8 Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008345 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008345 | 902788108 | UMB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008345 | 23282W605 | Cytokinetics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008413 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000008413 | 842587107 | The Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008413 | 26441C204 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008413 | 21037T109 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008413 | 025537101 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008414 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000008414 | 842587107 | The Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008414 | 26441C204 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008414 | 21037T109 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008414 | 025537101 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%